Derivative Liability (Details) - Derivative Liability [Member]	6 Months Ended
Dec. 31, 2016 $ / shares
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
(1) dividend yield of	0.00%
(2) expected volatility of	164.00%
(3) risk-free interest rate of	0.87%
(4) expected life of	36 months
(5) fair value of the Company's common stock of	$ 0.26